Business combination and goodwill - Movement in the deferred purchase price (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred purchase price
Opening balance	$ 7,619,581	$ 3,618,902
Acquisitions		36,507,949
Change in fair value	(727,134)	(31,844,346)
Issuance of shares	(306,936)	(662,924)
Settlements	(5,377,829)
Ending balance	$ 1,207,682	$ 7,619,581